Goodwill - Summary of Aggregate Amount of Goodwill is Allocated to Each Reporting Unit (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Goodwill [Line Items]
Goodwill	$ 14,354,340	$ 22,168,288	$ 25,453,372	$ 30,104,661
Biodroga
Goodwill [Line Items]
Goodwill	2,382,374	2,625,851
Sprout
Goodwill [Line Items]
Goodwill	$ 11,971,966	$ 19,542,437